UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--94.6%	Amount ($)		Value ($)

New York--90.6%

Battery Park City Authority, Revenue:
5.25%, 11/1/2018	10,000,000		11,033,000
5.25%, 11/1/2019	12,000,000		13,194,000

Huntington Housing Authority, Senior Housing Facility
Revenue (Gurwin Jewish Senior Residences)
6%, 5/1/2039	4,750,000		4,524,945

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2011 (Insured; AMBAC)	8,250,000		9,278,775
5.25%, 12/1/2014 (Insured; FSA)	16,000,000		18,148,160
5.375%, 5/1/2033	8,000,000		8,415,040

Metropolitan Transportation Authority, Revenue:
Commuter Facilities 6%, 7/1/2016
(Insured; FGIC) (Prerefunded 7/1/2008)	9,000,000	a	9,941,040
Dedicated Tax Fund:
5.25%, 11/15/2025 (Insured; FSA)	11,000,000		11,932,360
Service Contract 5.50%, 7/1/2024 (Insured; MBIA)	10,000,000		11,154,300

Municipal Assistance Corporation for City of New York,
Revenue:
6%, 7/1/2005	9,500,000		9,624,260
6.25%, 7/1/2008 (Prerefunded 7/1/2007)	14,455,000	a	15,929,844

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	11,750,000		12,158,783

State of New York:
5.70%, 8/15/2011	4,500,000		4,614,705
5.50%, 7/15/2016 (Prerefunded 7/15/2006)	10,165,000	a	10,683,008

New York City:
6.50%, 3/15/2005	10,765,000		10,786,745
6.50%, 3/15/2005 (Prerefunded 3/15/2005)	3,005,000	a	3,011,401
9.858%, 2/1/2007	6,000,000	b,c	6,516,720
5.75%, 2/1/2007 (Insured; AMBAC) (Prerefunded 2/1/2006)	140,000	a	146,401
5.75%, 2/1/2007 (Insured; AMBAC)	165,000		172,105
5.375%, 8/1/2009 (Insured; FGIC)	7,000,000		7,542,150
5%, 8/1/2011	5,000,000		5,401,800
5.80%, 8/1/2011	190,000		191,978
6.375%, 8/15/2012 (Prerefunded 8/15/2005)	9,975,000	a	10,265,771
5.25%, 8/1/2015	8,000,000		8,709,680
5.75%, 8/1/2016 (Insured; AMBAC)	10,000,000		11,456,200
5.25%, 5/15/2018 (Insured; MBIA)	15,000,000		16,486,800
5%, 12/1/2022	11,520,000		12,095,424
5.875%, 8/1/2024 (Insured; MBIA)	7,170,000		7,589,517
5.875%, 8/1/2024 (Insured; MBIA) (Prerefunded 8/1/2006)	6,530,000	a	6,936,558
5.25%, 8/15/2025	7,475,000		8,013,200
5.25%, 8/15/2026	8,750,000		9,408,175

New York City Industrial Development Agency,
IDR (Brooklyn Navy Yard Cogen Partners):
6.20%, 10/1/2022	10,000,000		10,149,500
5.65%, 10/1/2028	12,500,000		12,250,375

New York City Municipal Water Finance Authority, Water
and Sewer Systems Revenue:
5.625%, 6/15/2019 (Insured; MBIA)	9,340,000		9,787,386
5.625%, 6/15/2019 (Insured; MBIA) (Prerefunded 6/15/2006)	4,745,000	a	4,983,626

5%, 6/15/2028 (Insured; AMBAC)	5,000,000		5,238,400
5.75%, 6/15/2029 (Insured; MBIA) (Prerefunded 6/15/2007)	13,000,000	a	14,041,170
5.50%, 6/15/2033	12,890,000		13,954,714

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
5%, 11/1/2012	26,620,000		29,132,129
6%, 8/15/2016 (Insured; FGIC) (Prerefunded 8/15/2009)	5,000,000	a	5,686,250
5.75%, 8/15/2019 (Prerefunded 8/15/2009)	5,000,000	a	5,634,300
5.50%, 5/1/2025 (Prerefunded 5/1/2009)	10,350,000	a	11,503,094
Zero Coupon, 11/1/2029	9,000,000		7,009,110

New York State Dormitory Authority, Revenues:
10.008%, 5/15/2011	9,950,000	b,c	12,565,258
(City University Systems):
5.25%, 7/1/2008 (Insured; FGIC)	200,000		215,354
8.385%, 7/1/2008 (Insured; FGIC)	4,900,000	b,c	5,652,395
8.585%, 7/1/2008 (Insured; FGIC)	3,950,000	b,c	4,635,720
5.35%, 7/1/2009 (Insured; FGIC)	200,000		217,360
5.625%, 7/1/2016 (Insured; FGIC)	9,120,000		10,545,821
5.50%, 7/1/2016 (Insured; AMBAC)	6,685,000		7,068,318
5.50%, 7/1/2016 (Insured; AMBAC) (Prerefunded 7/1/2006)	16,315,000	a	17,286,395
5.50%, 7/1/2019 (Insured; FSA)	10,000,000		11,143,500
Health, Hospital and Nursing Home:
Department of Health:
5%, 7/1/2010	7,465,000		8,075,861
5%, 7/1/2011	8,200,000		8,896,180
(Lenox Hill Hospital Obligated Group)
5.50%, 7/1/2030	2,170,000		2,243,910
(Memorial Sloan Kettering Cancer Center)
5.75%, 7/1/2020 (Insured; MBIA)	3,000,000		3,557,490
(Menorah Campus)
6.10%, 2/1/2037 (Insured; FHA)	8,300,000		8,915,113
Mental Health Services Facilities Improvement
5%, 2/15/2015 (Insured; FGIC)	9,315,000		10,234,856
(Miriam Osborne Memorial Home)
6.875%, 7/1/2025 (Insured; ACA)	6,105,000		6,883,998
(North Shore University Hospital at Forest Hills)
5.50%, 11/1/2013 (Insured; MBIA)	2,625,000		2,989,035
(New York University):
5.75%, 7/1/2027 (Insured; MBIA)	25,625,000		30,696,700
5.50%, 7/1/2040 (Insured; AMBAC)	8,000,000		9,406,800
(Rockefeller University) 5%, 7/1/2032	21,505,000		22,353,587
(School District Financing Program)
5.375%, 10/1/2022 (Insured; MBIA)	35,000,000		38,787,000
State Personal Income Tax:
5.375%, 3/15/2020	5,000,000		5,663,350
5%, 3/15/2032	5,900,000		6,528,527
(State University Educational Facilities):
5.875%, 5/15/2011	100,000		113,232
7.50%, 5/15/2011	2,570,000		2,933,115
7.50%, 5/15/2011 (Prerefunded 5/15/2011)	1,180,000	a	1,408,932
5.50%, 5/15/2013 (Insured; MBIA)	100,000		113,668
5.50%, 5/15/2013 (Insured; FGIC)	10,035,000		11,368,350
9.381%, 5/15/2013 (Insured; MBIA)	6,450,000	b,c	8,213,108
5.75%, 5/15/2016 (Insured; FSA)
(Prerefunded 5/15/2010)	2,000,000	a	2,276,080
5.75%, 5/15/2016 (Insured; FSA)	4,000,000		4,708,560
5.50%, 7/1/2026 (Insured; FGIC) (Prerefunded 7/1/2011)	10,000,000	a	11,276,600
Third General Resolution
5.25%, 11/15/2012 (Insured; MBIA)	12,660,000		14,141,220

New York State Energy Research and Development
Authority, PCR (Central Hudson Gas)
5.45%, 8/1/2027 (Insured; AMBAC)	9,000,000		9,770,580

New York State Environmental Facilities Corp., State

Water and Drinking Revolving Funds (New York
City Municipal Water Project) 5.25%, 6/15/2020	13,745,000		15,086,649

New York State Housing Finance Agency, Revenue:
Health Facilities 6%, 5/1/2008	10,000		10,488
Housing Projects 6.10%, 11/1/2015 (Insured; FSA)	11,715,000		12,241,589
Multi-Family Housing Secured Mortgage
9.963%, 5/1/2008 (Guaranteed; SONYMA)	4,995,000	b,c	5,481,113

New York State Local Government Assistance Corp.:
5%, 4/1/2021 (Insured; MBIA)	10,000,000		11,008,800
6%, 4/1/2024 (Prerefunded 4/1/2005)	6,905,000	a	7,067,751

New York State Medical Care Facilities Finance Agency, Revenue:
Hospital and Nursing Home Insured Mortgage:
6.125%, 2/15/2015
(Insured; FHA) (Prerefunded 2/15/2005)	710,000	a	726,238
6.125%, 2/15/2015
(Insured; FHA) (Prerefunded 2/15/2007)	1,630,000	a	1,720,286
(Montefiore Medical Center)
5.75%, 2/15/2015 (Insured; AMBAC)	6,750,000		6,903,225

New York State Mortgage Agency, Homeowner Mortgage,
Revenue:
5.10%, 10/1/2007	150,000		156,657
5.40%, 10/1/2010	160,000		167,650
9.143%, 10/1/2010	1,380,000	b,c	1,511,969
5.55%, 10/1/2012	190,000		198,687
9.443%, 10/1/2012	2,405,000	b,c	2,624,913
5.80%, 10/1/2028	8,655,000		8,998,517
5.85%, 10/1/2028	6,630,000		6,882,868
5.40%, 4/1/2029	9,995,000		10,229,982
5.875%, 4/1/2030	7,000,000		7,408,240

New York State Municipal Bond Bank Agency,
Special School Purpose Revenue 5.50%, 6/1/2012	3,500,000		3,921,260

New York State Power Authority, Revenue and General Purpose:
5%, 11/15/2019	18,210,000		19,660,791
5%, 11/15/2020	10,000,000		10,747,500
5%, 11/15/2021	11,000,000		11,748,880

New York State Thruway Authority
Second General Highway Bridge and Trust Fund
5%, 4/1/2019 (Insured; AMBAC)	9,535,000		10,244,118
Service Contract Revenue
( Local Highway and Bridge):
5%, 4/1/2006	21,570,000		22,114,858
5.25%, 4/1/2010	7,950,000		8,498,709
5.25%, 4/1/2010 (Prerefunded 4/1/2007)	1,450,000	a	1,556,880
6%, 4/1/2011	2,200,000		2,387,990
6%, 4/1/2011 (Prerefunded 4/1/2007)	2,800,000	a	3,048,892
6%, 4/1/2012	2,395,000		2,599,653
6%, 4/1/2012 (Prerefunded 4/1/2007)	3,800,000	a	4,137,782
5.75%, 4/1/2016 (Insured; MBIA)
(Prerefunded 4/1/2006)	32,950,000	a	34,782,679

New York State Urban Development Corp.:
Correctional Capital Facilities:
5.625%, 1/1/2017 (Insured; FSA) (Prerefunded 1/1/2006)	5,865,000	a	6,140,714
5.25%, 1/1/2030 (Insured; FSA) (Prerefunded 1/1/2011)	8,660,000	a	9,610,868
Local or Guaranteed Housing
5.50%, 7/1/2016 (Insured; FHA)	10,000,000		10,568,000
State Facilities 5.70%, 4/1/2020 (Insured; MBIA)	20,000,000		23,636,000

Niagara County Industrial Development Agency, SWDR
5.55%, 11/15/2024	2,500,000		2,657,575

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.70%, 1/1/2028	4,600,000		3,809,352

Port Authority of New York and New Jersey:
(Consolidated Bond 93rd Series) 6.125%, 6/1/2094	15,000,000		17,911,050
(Consolidated Bond 99th Series)
6%, 11/1/2013 (Insured; FGIC)	5,810,000		5,902,495
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000		15,951,949
(Consolidated Bond 132nd Series)
5%, 9/1/2033	11,300,000		11,767,029
Special Obligation Revenue
(JFK International Air Terminal-6):
6.25%, 12/1/2013 (Insured; MBIA)	6,000,000		6,927,360
6.25%, 12/1/2014 (Insured; MBIA)	10,000,000		11,641,400

Sales Tax Asset Receivable Corporation:
5.25%, 10/15/2018 (Insured; MBIA)	13,000,000		14,424,800

Suffolk County Industrial Development Agency:
IDR (Nissequogue Cogen Partners Facility)
5.30%, 1/1/2013	2,250,000		2,209,545
Solid Waste Disposal Facilities Revenue
(Ogden Martin Systems):
5.75%, 10/1/2006 (Insured; AMBAC)	25,000		26,246
9.29%, 10/1/2006 (Insured; AMBAC)	4,925,000	b,c	5,415,727

Tobacco Settlement Financing Corp., Asset Backed
Revenue 5.50%, 6/1/2015	10,000,000		10,965,000

Tompkins County Industrial Development Agency, Civic
Facility Revenue (Ithacare Center Project)
6.20%, 2/1/2037 (Insured; FHA)	6,000,000		6,464,760

Triborough Bridge and Tunnel Authority,
General Purpose Revenues:
5.375%, 1/1/2019 (Prerefunded 1/1/2016)	7,500,000	a	8,587,950
5.25% 11/15/2019	11,065,000		12,221,071
5.50%, 1/1/2024	18,635,000		20,633,231
5.50%, 1/1/2030 (Prerefunded 1/1/2022)	10,540,000	a	12,327,162

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project)
6%, 6/1/2028	1,800,000		1,695,672

Yonkers Industrial Development Agency, Civic Facilities
Revenue (Saint Joseph's Hospital):
6.15%, Series A 3/1/2015	1,000,000		853,570
6.15%, Series C 3/1/2015	3,500,000		2,987,495

U.S. Related--4.0%
Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2010 (Insured; FSA)	500,000		559,285
9.381%, 7/1/2010 (Insured; FSA)	4,800,000	b,c	5,938,320
9.396%, 7/1/2015 (Insured; FSA)	5,000,000	b,c	6,548,550
6%, 7/1/2015 (Insured; MBIA)	3,000,000		3,592,560
5.25%, 7/1/2021	2,430,000		2,629,236
6%, 7/1/2026 (Prerefunded 7/1/2007)	5,000,000	a	5,460,800

Puerto Rico Highway and Transportation Authority,
Highway Revenue 6%, 7/1/2022 (Prerefunded 7/1/2006)	9,500,000	a	10,083,300

Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2040	5,000,000		5,511,400

Puerto Rico Public Buildings Authority, Revenue
(Government Facilities)
5.25%, 7/1/2014 (Insured; FGIC)	10,000,000		11,311,400

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $1,145,619,603)			1,216,465,358

Short-Term Municipal Investments-4.5%

New York:

New York City, VRDN
1.65% (LOC; JP Morgan Chase Bank)	1,400,000	d	1,400,000

New York City Industrial Development Agency,
Civic Facility Revenue, VRDN
(American Civil Liberties Project)
1.77% (LOC; JP Morgan Chase Bank)	9,600,000	d	9,600,000

New York City Transitional Finance Authority, VRDN:
1.72% (LOC; Dexia Credit Local)	8,200,000	d	8,200,000
1.77% (SBPA; Bayericsche Landesbank)	5,150,000	d	5,150,000
Future Tax Secured
1.70% (SBPA; Bayericsche Landesbank)	10,000,000	d	10,000,000
NYC Recovery:
1.77% (SBPA; Bank of New York)	13,675,000	d	18,775,000
1.77% (SBPA; Landesbank Hessen-Thuringen)	3,900,000	d	3,900,000

Total Short-Term Municipal Investments
(cost $57,025,000)			57,025,000

Total Investments (Cost $1,202,644,603)	99.1%		1,273,490,358

Cash and Receivables (Net)	0.9%		11,899,927

Net Assets	100.0%		1,285,390,285

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities has been deemed to be liquid by the Investment Adviser. At February 28, 2005 these securities amounted to $65,103,793, 5.1% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)